United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/04

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		August 9, 2004
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             67
Form 13 Information Table Value Total:             151,265 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN 5	         COLUMN 6       COLUMN 7	   COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL    DISCRETION  MANAGERS      SOLE   SHARED  NONE

AFRICAN BANK		    COM	   6040776      191		       100000			      SOLE		100000
AMERICREDIT CORP            COM    03060R101    7,324                  375000			      SOLE		375000
ANGLOGOLD LTD               COM    035128206    2,251                  70000			      SOLE		70000
APPLIED SIGNAL TECH.        COM    0382371039   1,786	               50950			      SOLE		50950
ARIZONA STAR RES.           COM    04059G106    56	               19500			      SOLE		19500
ATRD INC                    COM    04648R105    230	               30000			      SOLE		30000
BEAR CREEK MNG              COM    07380N104    79	               263000			      SOLE		263000
BEMA GOLD CORPCMN           COM    08135F107    3093	               1137000			      SOLE		1137000
BRITESMILE INC              COM    110415205    1161	               106875			      SOLE		106875
CABOT MICRO. ELEC. CRP      COM    12709P103    2449	               80000			      SOLE		80000
CAMECO CORP		    COM	   13321L108	23760		       405400			      SOLE		405400
CASH AMER INTL INC	    COM	   14754D100	575		       25000			      SOLE		25000
CHAD THERAPEUTICS	    COM	   157228107	64		       15000			      SOLE		15000
COMPANIA DE MINAS  BUENA    COM    204448104    3514	               159000			      SOLE		159000
COPPER MOUNTAIN NET.	    COM	   217510205	712		       57000			      SOLE		57000
CORVU CORP		    COM	   221011109	43		       70000			      SOLE		70000
CUMBERLAND RES. LTD         COM    23077R100    359	               238000			      SOLE		238000
DENDERON CORP		    COM    24823Q107	214		       17500			      SOLE		17500
DENISON MINES		    COM	   248358103	92		       20000			      SOLE		20000
DUNDEE METALS   MUT. FUND CLASS A  265269100    243	               53200			      SOLE		53200
DURBAN ROODEPORT DEEP    SPON. ADR 266597301    464	               184000			      SOLE		184000
E Z CORP		    COM	   302301106    1142		       115000			      SOLE	    	115000
FIRST CASH FINANCIAL        COM	   31942D107	298		       14000			      SOLE		14000
GOLDEN STAR RESOURCES       COM    381197104    5925	               1277000			      SOLE		1277000
GOODYEAR TIRE		    COM    382550101	273		       30000			      SOLE		30000
HAWAIIAN HOLDINGS	    COM    419879101	3396		       475000			      SOLE		475000
HARMONIC INC		    COM	   413160102	85		       10000			      SOLE		10000
HARMONY GOLD	            COM    413216300	371		       35000			      SOLE		35000
INTERNATIONAL URANIUM	    COM	   46052H102	252		       125000			      SOLE		125000
LAKES ENTERTAINMENT	    COM	   51206P109	6132		       530000			      SOLE		530000
LOCKEED MARTIN		    COM	   539830109	3125		       60000			      SOLE		60000
MAXIM PHARM		    COM	   57772M107	483		       50000			      SOLE		50000
MESA AIR GROUP 		    COM    590479101 	81		       10000			      SOLE		10000
METAL MANAGEMENT INC.       COM    591097209    5596	               282500			      SOLE		282500
METALS USA INC              COM    591324207    2682	               150000			      SOLE		150000
METRIS COMPANIES INC        COM    591598107    2086	               240000			      SOLE		240000
MINEFINDERS CORP. LTD       COM    602900102    1568                   234000			      SOLE		234000
MIPS TECHNOLOGIES INC       COM    604556710    61	               10000			      SOLE		10000
NAUTILUS GROUP, INC         COM    639108102    1193	               61150			      SOLE		61150
NETWORK ASSOCIATES	    COM    640938106	363		       20000			      SOLE		20000
NEW CENTURY FINANCIAL       COM    64352D101    20718	               442500          		      SOLE		442500
NEWMONT MNG CORP            COM    651639106    11221	               289500			      SOLE		289500
NORTEL			    COM    656568102	499		       100000			      SOLE		100000
NVE CORP		    COM	   629445206	1798		       45000			      SOLE		45000
PALADIN RESOURCES    ORD.FULL PD.  6668468	132		       1400000			      SOLE		1400000
PAN AMERICAN SILVER         COM    697900108    12032	               915000			      SOLE		915000
PEDIATRIC SVCS OF AMERICA   COM	   705323103	254		       20000			      SOLE		20000
PETROKAZHAKHSTAN	    COM	   71649P102	272		       10000			      SOLE		10000
PHELPS DODGE		    COM	   7172651025	1163		       15000			      SOLE		15000
PLACERDOME INC              COM    725906101    6723	               404000			      SOLE		404000
PLAYTEX PRODUCTS	    COM	   72813P100	515		       65900			      SOLE		65900
RANGE RESOURCES CORP.       COM    75281A109    292	               20000			      SOLE		20000
SCHNITZER STEEL		    COM	   806882106	2547		       75000			      SOLE		75000
SIMSGROUP LTD		ORD FULL   000000SMS	126	               15837			      SOLE		15837
SOUTHERN CROSS		    COM	   842902108	1060		       1350100			      SOLE		1350100
STILLWATER MINING CO.       COM    86074Q102    1981	               132000			      SOLE		132000
SYMANTEC CORP		    COM	   871503108	438		       10000			      SOLE		10000
TAKE TWO INTERACTIVE	    COM	   874054109	306		       10000			      SOLE		10000
THUNDER ENERGY INC	    COM	   885914101	532		       100000		   	      SOLE		100000
TRINITY INDUSTRIES INC	    COM	   896522109	1113		       35000			      SOLE		35000
TRIUMPH GROUP		    COM	   896818101	326		       10200			      SOLE		10200
TSX GROUP, INC.             COM    873028104    356	               10000			      SOLE		10000
UEX CORP		    COM	   902666106	78		       125000			      SOLE		125000
UNITED AMERICAN HEALTH	    COM	   90934C105	363		       70400			      SOLE		70400
USEC INC		    COM	   90333E108	1842		       210000			      SOLE		210000
WHEATON RIV MINERALS        COM    962902102    584	               208000			      SOLE		208000
WTS/METALS USA INCEXP10/31/2007WARRANTS 591324116  226	               226000			      SOLE		226000